Shareholder Report, Holdings (Details) - C000264667	Apr. 30, 2026
FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	15.70%
FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	6.90%
FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	4.20%
FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	3.90%
FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.00%
FR_626073902
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_B0LMTQ900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_637248907
Holdings [Line Items]
Percent of Net Asset Value	1.20%
FR_40415F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
FR_BG0V27909
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%